Property and Equipment Net	12 Months Ended
Dec. 31, 2020
Property Plant And Equipment [Abstract]
Property and Equipment, Net

4. Property and Equipment, Net

Property and equipment, net consisted of the following (in thousands):

	December 31,	December 31,
	2020	2019
Office equipment and computers	$1,065	$939
Fixtures and fittings	4,094	2,785
Laboratory equipment	7,994	6,669
Leasehold improvements	394	—
	13,547	10,393
Less: accumulated depreciation	(4,939)	(3,121)
	$8,608	$7,272

Depreciation expense was $1.9 million, $1.5 million and $1.0 million for the years ended December 31, 2020, 2019 and 2018, respectively.